Accumulated Other Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) by Component Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Pretax	$ 1,094	$ 1,803	$ (989)
Beginning balance, After-tax	72
Other comprehensive income (loss)	914	1,484	(720)
Ending Balance, After-tax	986	72
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Pretax	92	(1,786)	(839)
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Pretax	1,094	1,803	(989)
Amortization of held-to-maturity discount resulting from transfer, Pretax	63	75	78
Total other comprehensive income (loss), Pretax	1,157	1,878	(911)
Reclassify equity AOCI gain to retained earnings, Pretax			(36)
Ending balance, Pretax	1,249	92	(1,786)
Beginning balance, Tax Effect	(20)	374	176
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Tax Effect	(230)	(378)	208
Amortization of held-to-maturity discount resulting from transfer, Tax Effect	(13)	(16)	(17)
Total other comprehensive income (loss), Tax Effect	(243)	(394)	191
Reclassify equity AOCI gain to retained earnings, Tax Effect			7
Ending Balance, Tax Effect	(263)	(20)	374
Beginning balance, After-tax	72	(1,412)	(663)
Unrealized holding gain (loss) on available-for-sale securities arising during the period, After-Tax	864	1,425	(781)
Amortization of held-to-maturity discount resulting from transfer, After-tax	50	59	61
Other comprehensive income (loss)	914	1,484	(720)
Reclassify equity AOCI gain to retained earnings, After-tax			(29)
Ending Balance, After-tax	$ 986	$ 72	$ (1,412)